Related Party Transactions and Balances (Details) - Schedule of significant balances with related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Due to the related parties
Total Due to related parties	$ 1,078	$ 106
Ya Li [Member]
Related Party Transactions and Balances (Details) - Schedule of significant balances with related parties [Line Items]
Total Other receivable – related party		419
Due to the related parties
Total Due to related parties	981
Quanzhou School [Member]
Due to the related parties
Total Due to related parties	$ 97	105
Jinjiang School [Member]
Due to the related parties
Total Due to related parties		$ 1